(Loss) Income Per Share of Common Stock	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
(Loss) Income Per Share of Common Stock

Note 2. (Loss) Income Per Share of Common Stock

A reconciliation of the numerator and denominator used to calculate basic and diluted (loss) income per share of common stock (“EPS”) is presented in the following table:

	Three months ended May 31,		Six months ended May 31,
	2013	2012(1)	2013	2012(1)
	(In millions, except per share amounts; shares in thousands)
Numerator:
(Loss) income from continuing operations	$(11.7)	$1.3	$(25.8)	$3.7
(Loss) income from discontinued operations, net of income taxes	(0.1)	0.4	—	0.4

Net (loss) income for basic and diluted earnings per share	$(11.8)	$1.7	$(25.8)	$4.1

Denominator:
Basic weighted average shares	59,465	58,969	59,384	58,896
Effect of:
Employee stock options	—	33	—	27

Diluted weighted average shares	59,465	59,002	59,384	58,923

Basic and Diluted EPS:
(Loss) income per share from continuing operations	$(0.20)	$0.02	$(0.43)	$0.06
Income per share from discontinued operations, net of income taxes	—	0.01	—	0.01

Net (loss) income per share	$(0.20)	$0.03	$(0.43)	$0.07

(1)	The undistributed income allocated to participating securities was less than $0.1 million. The Company’s outstanding unvested restricted shares contain non-forfeitable rights to dividends. Accordingly, the weighted average share balances treat the unvested restricted shares as participating securities and they are included in the computation of EPS pursuant to the two-class method. Application of the two-class method had no impact on EPS for all periods presented.

The following table sets forth the potentially dilutive securities excluded from the computation because their effect would have been anti-dilutive:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In thousands)
4.0625% Convertible Subordinated Debentures (“4 1/16% Debentures”)	22,219	22,219	22,219	22,219
Employee stock options	703	956	703	956
Unvested restricted shares	1,095	1,081	1,163	998

Total potentially dilutive securities	24,017	24,256	24,085	24,173

Note 2.	(Loss) Income Per Share of Common Stock

A reconciliation of the numerator and denominator used to calculate basic and diluted (loss) income per share of common stock (“EPS”) is presented in the following table:

	Year Ended
	2012	2011(1)	2010(1)
	(In millions, except per share amounts; shares in thousands)
Numerator for Basic and Diluted EPS
(Loss) income from continuing operations	$(5.7)	$2.9	$6.0
Income from discontinued operations, net of income taxes	3.1	—	0.8

Net (loss) income available for basic and diluted earnings per share	$(2.6)	$2.9	$6.8

Denominator
Basic weighted average shares	59,006	58,689	58,547
Effect of:
Employee stock options	—	17	17

Diluted weighted average shares	59,006	58,706	58,564

Basic and Diluted EPS:
(Loss) income per share from continuing operations	$(0.09)	$0.05	$0.11
Income per share from discontinued operations, net of income taxes	0.05	—	0.01

Net (loss) income per share	$(0.04)	$0.05	$0.12

(1)	The undistributed income allocated to participating securities was less than $0.1 million. The Company’s outstanding unvested restricted shares contain non-forfeitable rights to dividends. Accordingly, the weighted average share balances treat the unvested restricted shares as participating securities and are included in the computation of EPS pursuant to the two-class method. Application of the two-class method had no impact on EPS for all years presented.

The following table sets forth the potentially dilutive securities excluded from the computation because their effect would have been anti-dilutive:

	Year Ended
	2012	2011	2010
	(In thousands)
4% Convertible Subordinated Notes (“4% Notes”)	—	—	1,148
4 1/16% Debentures	22,219	22,219	20,922
Unvested restricted shares	1,104	805	652
Employee stock options	849	1,050	934

Total potentially dilutive securities	24,172	24,074	23,656

The Company’s 2 1/4% Debentures were not included in the computation of diluted earnings per share because the market price of the common stock did not exceed the conversion price and only the conversion premium for these debentures is settled in common shares.